Financial liabilities - Summary of Conditional Advances and Loans From Government and Public Authorities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Conditional Advances And Loans From Government And Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 38,121	€ 20,521
Changes in liabilities arising from financing activities [abstract]
Principal received	350	14,000
Impact of discounting and accretion	(1,769)	(1,354)
Accumulated fixed interest expense accrual	1,763	1,561
Accumulated variable interest expense accrual	(4,789)	4,243
Repayment	(950)	(850)
Liabilities arising from financing activities at end of period	32,727	38,121
Bpifrance advance | Conditional Advances And Loans From Government And Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	2,165	2,116
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	19	32
Accumulated fixed interest expense accrual	32	16
Accumulated variable interest expense accrual	0	0
Repayment	0	0
Liabilities arising from financing activities at end of period	2,216	2,165
Interest-free Bpifrance loan | Conditional Advances And Loans From Government And Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	1,210	1,675
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	14	36
Accumulated fixed interest expense accrual	0	0
Accumulated variable interest expense accrual	0	0
Repayment	(250)	(500)
Liabilities arising from financing activities at end of period	974	1,210
EIB fixed rate loan
Changes in liabilities arising from financing activities [abstract]
Accumulated variable interest expense accrual	4,800
EIB fixed rate loan | Conditional Advances And Loans From Government And Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	34,746	16,730
Changes in liabilities arising from financing activities [abstract]
Principal received	0	14,000
Impact of discounting and accretion	(1,736)	(1,422)
Accumulated fixed interest expense accrual	1,731	1,545
Accumulated variable interest expense accrual	(4,789)	4,243
Repayment	(700)	(350)
Liabilities arising from financing activities at end of period	29,251	34,746
Curadigm Bpifrance advance | Conditional Advances And Loans From Government And Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	0	0
Changes in liabilities arising from financing activities [abstract]
Principal received	350	0
Impact of discounting and accretion	(65)	0
Accumulated fixed interest expense accrual	0	0
Accumulated variable interest expense accrual	0	0
Repayment	0	0
Liabilities arising from financing activities at end of period	€ 285	€ 0